Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of Portfolio of Derivative Instruments - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	$ 41,789,500	$ 41,301,663
Demend [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	4,684,558	5,604,004
Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	4,626,074	4,755,595
Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	10,237,546	9,937,477
Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	10,252,358	8,750,099
Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	4,869,129	5,098,188
Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	7,119,835	7,156,300
Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	2,035,540	2,960,706
Currency forward [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	8,957,245	10,487,062
Currency forward [Member] | Demend [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Currency forward [Member] | Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	3,659,459	3,709,915
Currency forward [Member] | Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	2,410,522	2,877,266
Currency forward [Member] | Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	2,517,954	3,331,247
Currency forward [Member] | Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	355,774	523,024
Currency forward [Member] | Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	13,536	45,610
Currency forward [Member] | Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Currency forward [Member] | Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	212,639	566,050
Interest rate swap [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	24,910,906	22,401,797
Interest rate swap [Member] | Demend [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Interest rate swap [Member] | Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	847,401	1,469,421
Interest rate swap [Member] | Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	1,859,664	1,372,813
Interest rate swap [Member] | Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	6,593,100	5,305,882
Interest rate swap [Member] | Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	7,157,777	5,531,197
Interest rate swap [Member] | Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	3,743,282	3,897,824
Interest rate swap [Member] | Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	4,709,682	4,824,660
Interest rate swap [Member] | Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	883,689	1,324,541
Interest rate and cross currency swap [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	7,708,167	8,272,391
Interest rate and cross currency swap [Member] | Demend [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Interest rate and cross currency swap [Member] | Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	167,667	400,358
Interest rate and cross currency swap [Member] | Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	305,181	443,952
Interest rate and cross currency swap [Member] | Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	987,931	1,245,809
Interest rate and cross currency swap [Member] | Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	2,724,924	2,695,878
Interest rate and cross currency swap [Member] | Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	1,112,311	1,154,754
Interest rate and cross currency swap [Member] | Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	2,410,153	2,331,640
Interest rate and cross currency swap [Member] | Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	934,466	1,065,036
Call currency options [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	128,016	92,560
Call currency options [Member] | Demend [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Call currency options [Member] | Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	7,019	15,504
Call currency options [Member] | Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	26,243	44,966
Call currency options [Member] | Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	87,429	32,090
Call currency options [Member] | Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	7,325
Call currency options [Member] | Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Call currency options [Member] | Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Call currency options [Member] | Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	3,435	2,321
Put currency options [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	85,166	47,853
Put currency options [Member] | Demend [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Put currency options [Member] | Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	3,012	8,806
Put currency options [Member] | Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	24,464	16,598
Put currency options [Member] | Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	51,132	22,449
Put currency options [Member] | Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	6,558
Put currency options [Member] | Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Put currency options [Member] | Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Put currency options [Member] | Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	$ 1,311	$ 2,758